Subsequent Events (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2018 vessel	Feb. 28, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels			$ 241,339	$ 153,000	$ 0
Capital Lease
Subsequent Event [Line Items]
Number of vessels | vessel	14		14
Suezmax Tankers | Capital Lease | February 2019 Sale Leaseback | Subsequent Event
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels		$ 63,700
Number of vessels | vessel		2
Increase in liquidity position		$ 25,000